SIGNIFICANT ACCOUNTING POLICIES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 203,908,211	$ 196,261,044
FCP Fondo Colombia Inmobiliario [Member]
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	63.47%	62.55%	50.21%
Assets	$ 2,698,224	$ 2,009,382	$ 1,550,219
Su valor Panama Fondo de Inversion [Member]
Country of incorporation of subsidiary	Panamá
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets	$ 224	$ 225
Fideicomiso Lote Abelardo Castro. [Member]
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	68.23%	68.23%	99.50%
Assets	$ 10,343	$ 10,172
Fondo de Inversion en Arrendamiento Operativo - Renting Peru [Member]
Country of incorporation of subsidiary	Perú
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets	$ 0	$ 31